Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Significant Accounting Policies [Abstract]
Schedule of estimated useful lives and methods of property, plant and equipment
Buildings	5-25 years
Plant and machinery – includes storage equipment, pollution and fire control equipment	3-20 years
Plant and machinery – includes laboratory equipment, weighing equipment, electrical fittings & packing and generator & boiler	3-10 years
Office equipment	3-6 years
Furniture and fixtures	3-5 years
Vehicles	5 years